Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2013	December 31, 2012
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Investment in term loans and interest receivable	Collateral	Non-performing (1)	136,061	119,385
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			145,891	129,215

(1)	The borrowers under the Loans have been in default on their interest payment obligations since the first quarter of 2013, and subsequently, in default of the repayment of the loan principal from the loan maturity date in July 2013. On March 21, 2014, the Company took ownership of the vessels held as collateral in satisfaction of the loans and interest (see Note 4).

Summarizes Change in Capitalized Dry-Docking Activity

The following table summarizes the change in the Company’s capitalized dry docking costs, from January 1, 2011 to December 31, 2013:

	Year Ended December 31,
	2013	2012	2011
	$	$	$
Balance as at January 1,	18,672	20,945	26,406
Cost incurred for dry docking	19,245	7,003	3,197
Dry-dock amortization	(8,648)	(8,959)	(8,658)
Vessel sales/held for sale (note 17)	—	(317)	—

Balance as at December 31,	29,269	18,672	20,945